Long-term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Long Term Debt and Capital Lease Obligations, Current And Noncurrent, Total	¥ 13,929,699	¥ 11,496,573
Less - Current portion due within one year	(3,915,304)	(2,949,663)
Long-term debt	10,014,395	8,546,910
Unsecured Debt | Bank Loan Obligations
Debt Instrument [Line Items]
Long-term debt	3,712,598	3,368,711
Secured Debt | Finance Receivables Securitization
Debt Instrument [Line Items]
Long-term debt	1,594,489	1,226,080
Medium-term Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt	6,740,355	5,355,176
Unsecured Notes | Parent Company
Debt Instrument [Line Items]
Long-term debt	380,000	400,000
Unsecured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt	1,469,218	1,124,810
Secured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt	13,580
Capital Lease Obligations
Debt Instrument [Line Items]
Long-term capital lease obligations	¥ 19,459	¥ 21,796